Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Related party transactions	Related party transactions
Members of the Executive Board and Other Executive Members
For each of the period presented, the following compensation was granted to the members of the Executive Committee of the Company and were recognized as expense:

(in thousands of euro)	June 30, 2026	June 30, 2025

Personnel and other short-term employee benefits	1,761	1,858
Extra pension benefits	(50)	107
Share-based compensation	346	1,537
Advisory fees	—	—
Executive Board Members and other Executive Members compensation	2,057	3,502

Personnel and other short-term employee benefits correspond to amounts included in personnel expenses for the six-month periods ended June 30, 2026 and June 30, 2025 respectively.
As of June 30, 2026, the Company has also recognized expenses totaling €81 thousand including with companies in which a mandate is held by the identified related parties.
Members of the Supervisory Board and Board of Directors
The Company recognized a provision of €258 thousand for attendance fees (jetons de presence) relating to the six months ended June 30, 2026. This amount includes the compensation for Chairman of Board of Directors.
Related parties
Novo Nordisk A/S is a shareholder related to the Company by three licensing agreements related to the drug candidates lirilumab, monalizumab and avdoralimab. Under the terms of the agreements, Novo Nordisk A/S is eligible to receive milestone payments as well as royalties on future sales. As of June 30, 2026, the Company has no liability to Novo Nordisk A/S.
AstraZeneca is a shareholder and is related to the Company through several collaboration and option licensing or license agreements for different drug candidates (monalizumab, avdoralimab and IPH5201). The payments between the two companies as well as the liabilities and receivables as of June 30, 2026 are as follows:

	As of June 30,2026
(in thousands of euro)	Payments	Assets/(Liabilities)

Collection (AstraZeneca to the Company) / Receivables	751	230
Payments (the Company to AstraZeneca) / Liabilities		(39,612)
Total	751	(39,382)
Sanofi invested €15.0 millions in share capital on April 23, 2025 and is related to the company through two collaboration contracts. The Company had no financial transaction during the first half of 2026:

30 juin 2026
(in thousands of euro)	Paiements	Bilan

Collection (Sanofi to the Company) / Receivables	—	—
Payments (the Company to Sanofi) / Liabilities	—	—
Total	—	—

Subsidiaries
The business relationships between the Company and its subsidiary are governed by intra-group and commercial agreements, concluded at market standard conditions on an arm’s length basis.